SCHEDULE OF FAIR VALUE, ASSETS MEASURED ON RECURRING BASIS (Details) - Fair Value, Recurring [Member] - Long Term Investment Without Readily Determinable FairValue Net Of Accumulated Impairment Losses [Member] - USD ($)
	Dec. 31, 2025	Dec. 31, 2024
Assets:
Long-term investment without readily determinable fair value, net of accumulated impairment losses		$ 100,444
Fair Value, Inputs, Level 1 [Member]
Assets:
Long-term investment without readily determinable fair value, net of accumulated impairment losses
Fair Value, Inputs, Level 2 [Member]
Assets:
Long-term investment without readily determinable fair value, net of accumulated impairment losses
Fair Value, Inputs, Level 3 [Member]
Assets:
Long-term investment without readily determinable fair value, net of accumulated impairment losses		$ 100,444